Income tax - Summary of components of deferred tax assets and deferred tax liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 1,244,135	R$ 496,694	R$ 279,401	R$ 140,400
Deferred tax expense (income)	747,441	217,292	139,001
Deferred tax assets	1,273,069	505,046
Deferred tax liabilities	(28,934)	(8,352)
Tax losses carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	108,138	7,382
Deferred tax expense (income)	100,756	(9,764)	(38,212)
Goodwill on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	12,429	22,838
Deferred tax expense (income)	(10,409)	535	(37,690)
Provisions for IFAs’ commissions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	76,974	94,544
Deferred tax expense (income)	(17,570)	26,503	37,010
Revaluations of financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	173,740	(16,780)
Deferred tax expense (income)	190,520	(42,039)	23,862
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	43,931	19,444
Deferred tax expense (income)	24,487	13,778	2,587
Profit sharing plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	260,865	164,808
Deferred tax expense (income)	96,057	23,672	141,136
Net gain on hedge instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	28,124	20,987
Deferred tax expense (income)	7,137	57,371	(34,943)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	385,594	115,976
Deferred tax expense (income)	269,618	113,025	2,950
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	154,340	67,495
Deferred tax expense (income)	R$ 86,845	R$ 34,211	R$ 42,301